Buffalo High Yield Fund
Schedule of Investments
June 30, 2022 (Unaudited)

Shares or Face Amount		Fair Value*
	PREFERRED STOCKS - 2.90%
	Consumer Discretionary - 0.46%
	Textiles, Apparel & Luxury Goods - 0.46%
	Fossil Group, Inc.
65,000	7.000%, 11/30/2026 (d)	$1,225,900
	Total Consumer Discretionary (Cost $1,635,630)	1,225,900

	Energy - 1.27%
	Oil, Gas & Consumable Fuels - 1.27%
	NuStar Energy LP (3 Month LIBOR USD + 6.880%)
137,482	9.000%, (effective 12/15/2022, 3 Month LIBOR USD + 6.880%), 12/15/2022 (d)(f)	3420552
	Total Energy (Cost $2,822,581)	3,420,552

	Financials - 1.17%
	Diversified Financial Services - 1.17%
	Compass Diversified Holdings
25,000	7.250%, 07/30/2022 (d)	623,250
100,000	7.875%, 01/30/2025 (d)	2,535,480
	Total Financials (Cost $2,852,111)	3,158,730

	TOTAL PREFERRED STOCKS (Cost $7,310,322)	7,805,182

	CONVERTIBLE BONDS - 4.64%
	Consumer Discretionary - 1.38%
	Auto Components - 0.37%
	Patrick Industries, Inc.
1,250,000	1.750%, 12/01/2028 (b)	1,006,250
	Diversified Consumer Services - 0.74%
	Stride, Inc.
2,000,000	1.125%, 09/01/2027	1,985,000
	Internet & Direct Marketing Retail - 0.27%
	Etsy, Inc.
1,000,000	0.250%, 06/15/2028	737,500
	Total Consumer Discretionary (Cost $4,192,017)	3,728,750

	Industrials - 2.18%
	Air Freight & Logistics - 0.77%
	Air Transport Services Group, Inc.
1,900,000	1.125%, 10/15/2024	2,060,550
	Airlines - 0.44%
	Southwest Airlines Co.
1,000,000	1.250%, 05/01/2025	1,181,250
	Electrical Equipment - 0.26%
	Array Technologies, Inc.
1,000,000	1.000%, 12/01/2028 (b)	712,000
	Machinery - 0.71%
	Greenbrier Cos Inc/The
1,000,000	2.875%, 04/15/2028	935,000
	The Greenbrier Companies, Inc.
1,000,000	2.875%, 02/01/2024	973,000
		1,908,000
	Total Industrials (Cost $5,795,359)	5,861,800

	Information Technology - 1.08%
	Communications Equipment - 0.38%
	Lumentum Holdings, Inc.
1,000,000	0.500%, 12/15/2026	1,029,400
	Software - 0.70%
	Mitek Systems, Inc.
2,250,000	0.750%, 02/01/2026	1,876,500
	Total Information Technology (Cost $3,307,281)	2,905,900

	TOTAL CONVERTIBLE BONDS (Cost $13,294,657)	12,496,450

	CORPORATE BONDS - 68.00%
	Accommodation and Food Services - 0.55%
	Restaurants and Other Eating Places - 0.55%
	Dave & Buster's, Inc.
1,500,000	7.625%, 11/01/2025 (b)	1,483,012
	Total Accommodation and Food Services (Cost $1,509,686)	1,483,012

	Administrative and Support and Waste Management and Remediation Services - 0.34%
	Office Administrative Services - 0.34%
	Cargo Aircraft Management, Inc.
1,000,000	4.750%, 02/01/2028 (b)	913,470
	Total Administrative and Support and Waste Management and Remediation Services (Cost $1,009,594)	913,470

	Agriculture, Forestry, Fishing and Hunting - 0.72%
	Forest Nurseries and Gathering of Forest Products - 0.72%
	Enviva Partners LP / Enviva Partners Finance Corp.
2,000,000	6.500%, 01/15/2026 (b)	1,935,030
	Total Agriculture, Forestry, Fishing and Hunting (Cost $2,009,472)	1,935,030

	Communication Services - 4.11%
	Entertainment - 0.61%
	Live Nation Entertainment, Inc.
1,000,000	4.875%, 11/01/2024 (b)	956,865
500,000	5.625%, 03/15/2026 (b)	475,600
250,000	4.750%, 10/15/2027 (b)	224,512
		1,656,977
	Interactive Media & Services - 2.01%
	Cars.com, Inc.
3,000,000	6.375%, 11/01/2028 (b)	2,531,475
	Match Group, Inc.
1,000,000	5.000%, 12/15/2027 (b)	928,628
	TripAdvisor, Inc.
2,000,000	7.000%, 07/15/2025 (b)	1,942,235
		5,402,338
	Media - 1.49%
	AMC Networks, Inc.
596,000	5.000%, 04/01/2024	576,225
	Gray Television, Inc.
2,060,000	5.875%, 07/15/2026 (b)	1,928,490
500,000	4.750%, 10/15/2030 (b)	394,427
	Townsquare Media, Inc.
1,250,000	6.875%, 02/01/2026 (b)	1,114,324
		4,013,466
	Total Communication Services (Cost $12,089,558)	11,072,781

	Consumer Staples - 1.03%
	Food Products - 1.03%
	Performance Food Group, Inc.
3,000,000	5.500%, 10/15/2027 (b)	2,782,500
	Total Consumer Staples (Cost $3,000,000)	2,782,500

	Consumer Discretionary - 4.47%
	Auto Components - 0.83%
	Patrick Industries, Inc.
3,000,000	4.750%, 05/01/2029 (b)	2,237,070
	Hotels, Restaurants & Leisure - 2.42%
	Carrols Restaurant Group, Inc.
2,500,000	5.875%, 07/01/2029 (b)	1,829,025
	Golden Entertainment, Inc.
1,000,000	7.625%, 04/15/2026 (b)	991,145
	Nathan's Famous, Inc.
1,100,000	6.625%, 11/01/2025 (b)	1,060,323
	Royal Caribbean Cruises Ltd.
1,615,000	7.500%, 10/15/2027 (a)	1,277,877
	Six Flags Entertainment Corp.
1,500,000	5.500%, 04/15/2027 (b)	1,353,278
		6,511,648
	Textiles, Apparel & Luxury Goods - 1.22%
	PVH Corp.
3,120,000	7.750%, 11/15/2023	3,282,625
	Total Consumer Discretionary (Cost $13,416,882)	12,031,343

	Consumer Staples - 2.24%
	Food Products - 1.54%
	Lamb Weston Holdings, Inc.
1,000,000	4.125%, 01/31/2030 (b)	868,205
	TreeHouse Foods, Inc.
4,000,000	4.000%, 09/01/2028	3,264,480
		4,132,685
	Personal Products - 0.70%
	BellRing Brands, Inc.
2,000,000	7.000%, 03/15/2030 (b)	1,887,730
	Total Consumer Staples (Cost $6,965,508)	6,020,415

	Consumer, Cyclical - 0.66%
	Motion Picture and Video Industries - 0.66%
	Cinemark USA, Inc.
2,000,000	5.875%, 03/15/2026 (b)	1,786,400
	Total Consumer, Cyclical (Cost $1,983,317)	1,786,400

	Energy - 18.97%
	Energy Equipment & Services - 0.74%
	Bristow Group, Inc.
2,250,000	6.875%, 03/01/2028 (b)	1,980,059
	Oil, Gas & Consumable Fuels - 18.23%
	Antero Resources Corp.
658,000	8.375%, 07/15/2026 (b)	697,105
418,000	7.625%, 02/01/2029 (b)	425,925
1,000,000	5.375%, 03/01/2030 (b)	913,400
	Athabasca Oil Corp.
2,550,000	9.750%, 11/01/2026 (a)(b)	2,669,442
	California Resources Corp.
4,000,000	7.125%, 02/01/2026 (b)	3,918,420
	CNX Resources Corp.
4,000,000	7.250%, 03/14/2027 (b)	3,925,500
100,000	6.000%, 01/15/2029 (b)	93,181
	CONSOL Energy, Inc.
6,000,000	11.000%, 11/15/2025 (b)	6,113,280
	Delek Logistics Partners LP / Delek Logistics Finance Corp.
3,000,000	6.750%, 05/15/2025	2,801,460
	Energy Transfer LP
5,600,000	7.125% (5 Year CMT Rate + 5.306%), 11/15/2165	4,819,649
	Matador Resources Co.
5,500,000	5.875%, 09/15/2026	5,297,270
	MPLX LP
7,500,000	6.875% (3 Month LIBOR USD + 4.652%), 08/15/2023	7,160,100
	Northern Oil and Gas, Inc.
9,100,000	8.125%, 03/01/2028 (b)	8,590,173
	Viper Energy Partners LP
1,750,000	5.375%, 11/01/2027 (b)	1,675,752
		49,100,657
	Total Energy (Cost $53,583,213)	51,080,716

	Finance and Insurance - 0.59%
	Activities Related to Credit Intermediation - 0.59%
	Scripps Escrow II, Inc.
2,000,000	5.375%, 01/15/2031 (b)	1,597,550
	Total Finance and Insurance (Cost $1,995,704)	1,597,550

	Financials - 1.53%
	Commercial Finance - 0.98%
	Burford Capital Global Finance LLC
3,000,000	6.875%, 04/15/2030 (b)	2,641,233
	Consumer Finance - 0.55%
	PRA Group, Inc.
1,100,000	7.375%, 09/01/2025 (b)	1,071,659
500,000	5.000%, 10/01/2029 (b)	413,990
		1,485,649
	Total Financials (Cost $4,568,774)	4,126,882

	Health Care - 1.23%
	Pharmaceuticals - 1.23%
	Horizon Therapeutics USA, Inc.
1,000,000	5.500%, 08/01/2027 (b)	963,120
	Teva Pharmaceutical Industries Ltd.
2,500,000	6.750%, 03/01/2028 (a)	2,334,938
	Total Health Care (Cost $3,371,989)	3,298,058

	Industrials - 9.96%
	Aerospace & Defense - 0.35%
	TransDigm, Inc.
500,000	6.250%, 03/15/2026 (b)	483,990
500,000	6.375%, 06/15/2026	468,500
		952,490
	Building Products - 2.00%
	Advanced Drainage Systems, Inc.
1,250,000	6.375%, 06/15/2030 (b)	1,224,394
	Builders FirstSource, Inc.
4,000,000	5.000%, 03/01/2030 (b)	3,394,900
1,000,000	4.250%, 02/01/2032 (b)	763,085
		5,382,379
	Commercial Services & Supplies - 4.41%
	Cimpress NV
2,000,000	7.000%, 06/15/2026 (a)(b)	1,596,090
	CoreCivic, Inc.
6,000,000	8.250%, 04/15/2026	5,864,340
	Deluxe Corp.
2,500,000	8.000%, 06/01/2029 (b)	2,041,325
	KAR Auction Services, Inc.
2,500,000	5.125%, 06/01/2025 (b)	2,361,205
		11,862,960
	Construction & Engineering - 0.91%
	Tutor Perini Corp.
3,000,000	6.875%, 05/01/2025 (b)	2,455,890
	Trading Companies & Distributors - 2.29%
	Alta Equipment Group, Inc.
2,750,000	5.625%, 04/15/2026 (b)	2,359,624
	BlueLinx Holdings, Inc.
3,000,000	6.000%, 11/15/2029 (b)	2,344,095
	Fly Leasing Ltd.
2,000,000	7.000%, 10/15/2024 (a)(b)	1,457,799
		6,161,518
	Total Industrials (Cost $31,039,582)	26,815,237

	Information - 3.55%
	Data Processing, Hosting, and Related Services - 0.59%
	VM Consolidated, Inc.
2,000,000	5.500%, 04/15/2029 (b)	1,598,030
	Motion Picture and Video Industries - 0.58%
	Lions Gate Capital Holdings LLC
2,000,000	5.500%, 04/15/2029 (b)	1,559,474
	Other Telecommunications - 0.71%
	Consolidated Communications, Inc.
2,250,000	6.500%, 10/01/2028 (b)	1,899,000
	Radio and Television Broadcasting - 1.67%
	Audacy Capital Corp.
2,200,000	6.750%, 03/31/2029 (b)	1,174,866
	Gray Escrow II, Inc.
1,000,000	5.375%, 11/15/2031 (b)	803,425
	iHeartCommunications, Inc.
2,000,000	8.375%, 05/01/2027	1,593,640
100,000	5.250%, 08/15/2027 (b)	85,730
	Nexstar Media, Inc.
500,000	4.750%, 11/01/2028 (b)	429,767
	Scripps Escrow II, Inc.
500,000	3.875%, 01/15/2029 (b)	415,908
		4,503,336
	Total Information (Cost $12,508,376)	9,559,840

	Information Technology - 1.44%
	Software - 1.44%
	Consensus Cloud Solutions, Inc.
4,500,000	6.000%, 10/15/2026 (b)	3,877,897
	Total Information Technology (Cost $4,457,775)	3,877,897

	Management of Companies and Enterprises - 0.55%
	Management of Companies and Enterprises - 0.55%
	Teva Pharmaceutical Finance Netherlands III BV
1,500,000	7.125%, 01/31/2025 (a)	1,466,487
	Total Management of Companies and Enterprises (Cost $1,501,137)	1,466,487

	Manufacturing - 0.60%
	Aerospace Product and Parts Manufacturing - 0.60%
	TransDigm, Inc.
1,000,000	4.625%, 01/15/2029	810,175
1,000,000	4.875%, 05/01/2029	815,770
	Total Manufacturing (Cost $2,000,000)	1,625,945

	Materials - 2.78%
	Chemicals - 0.63%
	Chemours Co/The
2,000,000	5.750%, 11/15/2028 (b)	1,708,210
	Metals & Mining - 1.46%
	Commercial Metals Co.
500,000	3.875%, 02/15/2031	400,893
	Taseko Mines Ltd.
3,000,000	7.000%, 02/15/2026 (a)(b)	2,557,875
	Warrior Met Coal, Inc.
1,000,000	7.875%, 12/01/2028 (b)	958,752
		3,917,520
	Paper & Forest Products - 0.69%
	Sylvamo Corp.
2,000,000	7.000%, 09/01/2029 (b)	1,846,076
	Total Materials (Cost $8,528,040)	7,471,806

	Mining, Quarrying, and Oil and Gas Extraction - 5.82%
	Coal Mining - 1.19%
	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.
3,250,000	7.500%, 05/01/2025 (b)	3,214,461
	Oil and Gas Extraction - 2.32%
	Penn Virginia Holdings LLC
6,500,000	9.250%, 08/15/2026 (b)	6,246,430
	Support Activities for Mining - 2.31%
	Talos Production, Inc.
6,000,000	12.000%, 01/15/2026	6,215,610
	Total Mining, Quarrying, and Oil and Gas Extraction (Cost $16,143,664)	15,676,501

	Professional, Scientific, and Technical Services - 0.81%
	Advertising, Public Relations, and Related Services - 0.29%
	Outfront Media Capital LLC / Outfront Media Capital Corp.
1,000,000	4.625%, 03/15/2030 (b)	789,466
	Other Professional, Scientific, and Technical Services - 0.52%
	Sabre GLBL, Inc.
1,500,000	7.375%, 09/01/2025 (b)	1,402,627
	Total Professional, Scientific, and Technical Services (Cost $2,500,516)	2,192,093

	Real Estate and Rental and Leasing - 1.64%
	Lessors of Real Estate - 1.64%
	IIP Operating Partnership LP
3,000,000	5.500%, 05/25/2026	2,725,793
	Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC
1,000,000	4.750%, 04/15/2028 (b)	820,298
1,200,000	6.500%, 02/15/2029 (b)	882,528
		1,702,826
	Total Real Estate and Rental and Leasing (Cost $5,186,459)	4,428,619

	Transportation and Warehousing - 1.08%
	Pipeline Transportation of Crude Oil - 0.34%
	Delek Logistics Partners LP / Delek Logistics Finance Corp.
1,000,000	7.125%, 06/01/2028 (b)	901,825
	Pipeline Transportation of Natural Gas - 0.74%
	Antero Midstream Partners LP / Antero Midstream Finance Corp.
2,000,000	7.875%, 05/15/2026 (b)	2,001,390
	Total Transportation and Warehousing (Cost $3,001,677)	2,903,215

	Utilities - 2.10%
	Electric Power Generation, Transmission and Distribution - 0.92%
	IEA Energy Services LLC
3,000,000	6.625%, 08/15/2029 (b)	2,456,595
	Independent Power and Renewable Electricity Producers - 1.18%
	Vistra Corp.
3,500,000	7.000% (5 Year CMT Rate + 5.740%), 06/15/2027	3,183,233
	Total Utilities (Cost $6,400,335)	5,639,828

	Wholesale Trade - 1.23%
	Grocery and Related Product Merchant Wholesalers - 0.92%
	Performance Food Group, Inc.
1,000,000	4.250%, 08/01/2029 (b)	835,520
	Primo Water Holdings, Inc.
2,000,000	4.375%, 04/30/2029 (b)	1,636,730
		2,472,250
	Machinery, Equipment, and Supplies Merchant Wholesalers - 0.31%
	TransDigm, Inc.
1,000,000	5.500%, 11/15/2027	849,560
	Total Wholesale Trade (Cost $4,000,491)	3,321,810

	TOTAL CORPORATE BONDS (Cost $202,771,749)	183,107,435

	BANK LOANS - 18.86%
	Aerospace & Defense - 2.45%
5,000,000	Maxar Technologies Ltd., Senior Secured First Lien Term Loan (1 Month SOFR USD + 4.250%)	4,754,175
1,901,445	TransDigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.250%)	1,839,154
		6,593,329
	Broadcasting - 0.27%
518,692	CBS Radio, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)	462,933
280,473	Nexstar Media Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)	277,220
		740,153
	Construction & Engineering - 1.03%
2,948,737	Tutor Perini Corp., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.750%) (g)	2,775,499

	Financial - 0.05%
126,156	Fly Willow Funding Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.000%) (g)	124,263

	Healthcare - 0.70%
1,985,000	RadNet Management, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.000%)	1,891,546

	Internet & Direct Marketing Retail - 1.59%
4,455,000	Magnite, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.000%) (g)	4,282,369

	IT Services - 1.04%
2,865,000	MoneyGram International, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.500%)	2,785,023

	Media - 3.65%
8,413,964	Directv Financing LLC., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.000%)	7,770,675
967,638	The E.W. Scripps Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.562%)	929,053
207,188	The E.W. Scripps Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	196,656
952,500	The E.W. Scripps Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.000%)	938,065
		9,834,449
	Oil, Gas & Consumable Fuels - 1.05%
2,860,840	Consolidated Energy, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.500%)	2,832,232

	Pharmaceuticals - 0.88%
2,478,741	Jazz Pharmaceuticals., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.500%)	2,371,064
4,937,500	PetIQ Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.250%) (g)	4,641,250
		7,012,314
	Retailers (other than Food/Drug) - 0.78%
2,979,987	Jo-Ann Stores LLC., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.750%)	2,108,341
6,023,060	Portillo's Holdings LLC., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.500%)	5,947,772
		8,056,113
	Software - 0.46%
189,131	SS&C Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.750%) (c)	180,384
153,534	SS&C Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.750%) (c)	146,434
950,010	SS&C Technologies Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.750%) (c)	906,077
		1,232,895
	TELECOMMUNICATION SERVICES - DIVERSIFIED - 0.97%
2,928,009	Consolidated Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.500%) (c)	2,608,373

	TOTAL BANK LOANS (Cost $53,697,951)	50,768,558

	SHORT TERM INVESTMENTS - 4.15%
	Investment Company - 4.15%
11,181,361	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.21% (e)	11,181,361
	Total Investment Company	11,181,361

	TOTAL SHORT TERM INVESTMENTS (Cost $11,181,361)	11,181,361

	Total Investments (Cost ($288,256,040) - 98.55%	265,358,986
	Other Assets in Excess of Liabilities - 1.45%	3,910,279
	TOTAL NET ASSETS - 100.00%	$269,269,265

(a)	Foreign Issued Securities. The total value of these securities amounted to $13,360,508 (4.96% if net assets) at June 30, 2022.
(b)	144A securities. The total value of these securities amounted to $147,7379,306 (48.14% of net assets) at June 30, 2022.
(c)	Illiquid Security. The total value of these securities amounted to $3,841,268 (1.43% of net assets) at June 30, 2022.
(d)	Callable at any dividend payment date on or after date disclosed.
(e)	The rate quoted is the annualized seven-day effective yield as of June 30, 2022.
(f)	Fixed to floating rate. Effective date of change and formula disclosed. Rate disclosed as of March 31, 2021.
(g)	Level 3 security. See the accompanying Notes to the Financial Statements for information regarding Level 3 securities.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of June 30, 2022, the Fund did not hold fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instInvesting in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at June 30, 2022

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2022. These assets are measured on a recurring basis.

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Preferred Stocks	$7,805,182	-	-	$7,805,182
Convertible Bonds	-	12,496,450	-	12,496,450
Corporate Bonds	-	183,107,435	-	183,107,435
Bank Loans	-	38,945,177	11,823,381	50,768,558
Short Term Investments	11,181,361	-	-	11,181,361
Total*	$18,986,543	$234,549,062	11,823,381	$265,358,986

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

The following is a reconciliation of the Buffalo High Yield Income Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2022:

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	Investments in Securities Period Ended June 30, 2022
Fair Value as of 3/31/2022	$14,060,826
Total unrealized gain included in earnings	(271,750)
Total unrealized losses included in earnings	(330,432)
Realized gain included in earnings	54,153
Realized losses included in earnings	(128)
Sales	(1,693,588)
Amortization/Accretion	4,300
Fair Value as of 6/30/2022	$11,823,381

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended June 30, 2022.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold written or purchased call options of June 30, 2022. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any purchased or written put options as of June 30, 2022.  The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.